Share Based Compensation	6 Months Ended
Jun. 30, 2024
Share-Based Payment [Abstract]
SHARE BASED COMPENSATION

NOTE 6 - SHARE BASED COMPENSATION:

In December 2019, the Company established a share option plan (the “Plan”). As of June 30, 2023, a total of 505,473 options to purchase Ordinary Shares have been granted to employees, consultants and directors under the Plan, and a total of 3,707,542 RSUs have been granted to employees, consultants and directors under the Plan, of which 2,550,166 RSUs are fully vested as of June 30, 2023.

On January 22, 2024, the Company’s board of directors approved a grant of 320,000 RSUs to employees and a grant of options to purchase 80,000 shares to consultants. The RSUs represents the right to receive Ordinary Shares at a future time, 250,000 of which vest over a period of three years, with a one-year cliff period and 70,000 vesting immediately on the grant date. 10,000 of the options were vested immediately on the grant date, 25,000 option vest over a period of three years and 45,000 option vests over a period of one year and nine months. The RSUs designated to employees were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.

On February 5, 2024, the Company’s board of directors approved a grant of 2,277,000 RSUs to officers, a grant of options to purchase 30,000 Ordinary Shares and 90,000 RSUs to directors. The RSUs and options represents the right to receive Ordinary Shares at a future time and vest over a period of three years, with a one-year cliff. The RSUs designated to employees and directors were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.

The fair market value of all granted options was estimated by using the Black-Scholes model, aimed at modelling the value of the Company’s assets over time. The simulation approach was designed to take into account the terms and conditions of the share options, as well as the capital structure of the Company and the volatility of its assets, on the date of grant based on certain assumptions. Those conditions are, among others:

The valuation was completed by the company based on the following assumptions:

(i)	Risk-free interest rate 4.11%

(ii)	The expected volatility is 63.23%;

(iii)	The dividend rate 0%; and

(iv)	Expected term – 0-3 years.

During the six months ended June 30, 2024, the Company recorded share-based payment expenses in the amount of $972.

The options to services providers and advisers outstanding as of June 30, 2024, as follows:

	Six months ended June 30, 2024
	Number of options	Weighted average Exercise price NIS

Outstanding at beginning of year	105,111	4.085
Granted	80,000	3.77
Exercised	-
Forfeited	-
Outstanding as of June 30, 2024	185,111	4.03
Exercisable options	113,724
Share-based payment expenses	$37

The RSUs to services providers and advisers outstanding as of June 30, 2024, as follows:

Number of RSUs

Outstanding at beginning of year	7,433
Granted	-
Vested	5,835
Outstanding as of June 30, 2024	1,598
Vested as of June 30, 2024	30,902
Share-based payment expenses	$1

The options to employees and directors outstanding as of June 30, 2024, as follows:

	Six months ended June 30, 2024
	Number of options	Weighted average Exercise price NIS

Outstanding at beginning of year	357,689	0.37
Granted	30,000	3.64
Exercised	19,048	0.37
Outstanding as of June 30, 2024	368,641	1.56
Exercisable options as of June 30, 2024	338,641	1.38
Share-based payment expenses	$6

The RSUs to employees and directors outstanding as of June 30, 2024, as follows:

Number of RSUs

Outstanding at beginning of year	445,140
Granted	2,687,000
Forfeited	(6,251)
Vested	(445,056)
Outstanding as of June 30, 2024	2,680,833
Vested as of June 30, 2024	3,542,245
Share-based payment expenses	$928